Submission	Jun. 29, 2026
Submission [Line Items]
Central Index Key	0001640043
Registrant Name	Pyxis Tankers Inc.
Registration File Number	333-296289
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES